Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Interest income	$ 2,048	$ 2,341	$ 270
Revaluation of liabilities in respect of IIA grants	0	0	132
Revaluation of Warrants	0	8,310	0
Exchange differences, net	0	0	59
Financial income	2,048	10,651	461
Financial expense:
Revaluation of liabilities in respect of IIA grants	752	427	0
Financing income on net investment in lease	526	274	102
Finance expenses in respect of deferred income	0	8	54
Revaluation of liabilities in respect of TEVA	770	468	533
Exchange differences, net	24	654	0
Revaluation of Warrants	10,704	0	8,977
Issuance expenses of warrants through profit and loss	0	0	1,911
Other	35	61	60
Financial expense	12,811	1,892	11,637
Financial income (expenses), net	$ 10,763	$ (8,759)	$ (11,176)